Subsidiaries and Associates - Additional Information (Details)	12 Months Ended
Mar. 31, 2020 entity
Interests In Other Entities [Abstract]
Decrease in number of consolidated entities due to divestitures	29
Increase in number of entities accounted for using the equity method due to acquisitions	3